Investment contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment Contracts for General Account
	Without discretionary participation features		With discretionary participation features		Total
At January 1, 2017		19,217		355		19,572
Portfolio transfers and acquisitions		55		-		55
Deposits		8,432		-		8,432
Withdrawals		(8,455)		-		(8,455)
Investment contracts liabilities released		-		(64)		(64)
Interest credited		268		-		268
Net exchange differences		(1,102)		(13)		(1,114)
Transfer to/from other headings		21		-		21
Other		(1,771)		-		(1,771)
At December 31, 2017	16,665		278		16,943

At January 1, 2016		17,260		457		17,718
Portfolio transfers and acquisitions		105		-		105
Deposits		7,200		-		7,200
Withdrawals		(6,059)		-		(6,059)
Investment contracts liabilities released		-		(42)		(42)
Interest credited		267		-		267
Net exchange differences		294		(61)		233
Other		150		-		150
At December 31, 2016		19,217		355		19,572

The value of investment contracts for general account decreased in 2017 mainly due to a paydown of USD 2 billion to the Federal Home Loan Bank visible under “other” relating to advances on spread products, and due to net exchange differences.

Investment contracts consist of the following:	2017	2016
Institutional guaranteed products	1,053	3,223
Fixed annuities	5,714	6,809
Savings accounts	9,568	8,814
Investment contracts with discretionary participation features	278	355
Other	331	371
At December 31	16,943	19,572

Summary of Investment Contracts for Account of Policy Holders

	Without discretionary participation features		With discretionary participation features		Total
At January 1, 2017		42,803		41,971		84,774
Gross premium and deposits – existing and new business		5,393		1,313		6,706
Withdrawals		(7,654)		-		(7,654)
Interest credited		4,589		4,558		9,147
Investment contracts liabilities released		-		(9,006)		(9,006)
Fund charges released		(176)		-		(176)
Net exchange differences		(4,272)		(1,570)		(5,842)
Transfers to disposal groups		(3,498)		-		(3,498)
Other		(16)		-		(16)
At December 31, 2017	37,169		37,265		74,434

At January 1, 2016		40,365		49,754		90,119
Gross premium and deposits – existing and new business		6,553		1,724		8,277
Withdrawals		(6,393)		-		(6,393)
Interest credited		2,649		7,280		9,929
Investment contracts liabilities released		-		(10,841)		(10,841)
Fund charges released		(209)		-		(209)
Net exchange differences		(12)		(6,754)		(6,767)
Transfer (to) / from insurance contracts for account of policyholders		-		808		808
Other		(149)		-		(149)
At December 31, 2016		42,803		41,971		84,774